INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	As of December 31,
	2020	2019
Intangible assets	110,262	118,705
Impairment	(6,236)	(6,317)
	104,026	112,388

Movements in the impairment of Intangible assets are as follows:

	Years ended December 31,
	2020	2019
At the beginning of the year	(6,317)	(3,400)
Additions	(215)	(2,917)
Decreses	296	—
At the end of the year	(6,236)	(6,317)

Details on the nature and movements of intangible assets as of December 31, 2020 are as follows:

	Gross value as of				Gross value as of
	December 31,		Currency translation		December 31,
	2019	CAPEX	adjustments	Decreases	2020
3G/4G licenses	46,564	—	—	—	46,564
PCS license (Argentina)	22,070	—	—	—	22,070
Núcleo´s licenses	5,413	—	(78)	—	5,335
Customer relationship	29,497	—	(20)	(21)	29,456
Brands	27,811	—	—	—	27,811
Incremental Cost from the acquisitions of contracts	5,021	1,764	(15)	(1,538)	5,232
Other	3,351	527	(4)	—	3,874
Total	139,727	2,291	(117)	(1,559)	140,342

	Accumulated				Accumulated	Net
	amortization				amortization	carrying
	as of		Currency		as of	value as of
	December 31,		translation		December 31,	December 31,
	2019	Amortization	adjustments	Decreases	2020	2020
3G/4G licenses	(5,838)	(3,183)	—	—	(9,021)	37,543
PCS license (Argentina)	—	—	—	—	—	22,070
Núcleo´s licenses	(380)	(175)	6	—	(549)	4,786
Customer relationship	(9,510)	(4,676)	4	21	(14,161)	15,295
Brands	(207)	(9)	—	—	(216)	27,595
Incremental Cost from the acquisitions of contracts	(2,879)	(2,217)	3	1,538	(3,555)	1,677
Other	(2,208)	(377)	7	—	(2,578)	1,296
Total	(21,022)	(10,637)	20	1,559	(30,080)	110,262

Details on the nature and movements of intangible assets as of December 31, 2019 are as follows:

	Gross value as of		Currency		Gross value as
	December 31,		translation		of December 31,
	2018	CAPEX	adjustments	Decreases	2019
3G/4G licenses	46,550	14	—	—	46,564
PCS license (Argentina)	22,070	—	—	—	22,070
Núcleo´s licenses	5,442	5	(34)	—	5,413
Customer relationship	31,906	—	7	(2,416)	29,497
Brands	27,811	—	—	—	27,811
Incremental Cost from the acquisitions of contracts	2,837	2,192	(8)	—	5,021
Other	3,426	1	—	(76)	3,351
Total	140,042	2,212	(35)	(2,492)	139,727

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2018	Amortization	adjustments	Decreases	2019	2019
3G/4G licenses	(2,655)	(3,183)	—	—	(5,838)	40,726
PCS license (Argentina)	—	—	—	—	—	22,070
Núcleo´s licenses	(154)	(188)	(38)	—	(380)	5,033
Customer relationship	(6,437)	(5,467)	(22)	2,416	(9,510)	19,987
Brands	(196)	(11)	—	—	(207)	27,604
Incremental Cost from the acquisitions of contracts	(822)	(2,057)	—	—	(2,879)	2,142
Other	(1,919)	(351)	(3)	65	(2,208)	1,143
Total	(12,183)	(11,257)	(63)	2,481	(21,022)	118,705